Investments in Associates and Joint Ventures - Summary of Investments in Associates and Joint Ventures (Detail)	12 Months Ended
	Mar. 31, 2026
Sumitomo Mitsui Finance and Leasing Company, Limited [member]
Disclosure of significant investments in associates and joint ventures [line items]
Principal Joint Venture, Country of Incorporation	Japan
Principal Joint Venture, Proportion of Ownership Interest	50.00%	[1]
Principal Joint Venture, Proportion of Voting Rights	50.00%	[1]
Principal Joint Venture, Main Business	Leasing
PayPay Bank Corporation [member]
Disclosure of significant investments in associates and joint ventures [line items]
Principal Associates, Country of Incorporation	Japan
Principal Associates, Proportion of Ownership Interest	21.50%	[1]
Principal Associates, Proportion of Voting Rights	21.50%	[1]
Principal Associates, Main Business	Internet banking
YES BANK LIMITED [Member]
Disclosure of significant investments in associates and joint ventures [line items]
Principal Associates, Country of Incorporation	India
Principal Associates, Proportion of Ownership Interest	24.90%	[1]
Principal Associates, Proportion of Voting Rights	24.90%	[1]
Principal Associates, Main Business	Commercial banking
ACLEDA Bank Plc. [member]
Disclosure of significant investments in associates and joint ventures [line items]
Principal Associates, Country of Incorporation	Cambodia
Principal Associates, Proportion of Ownership Interest	18.00%	[1]
Principal Associates, Proportion of Voting Rights	18.00%	[1]
Principal Associates, Main Business	Commercial banking
Vietnam Prosperity Joint-Stock Commercial Bank [member]
Disclosure of significant investments in associates and joint ventures [line items]
Principal Associates, Country of Incorporation	Vietnam
Principal Associates, Proportion of Ownership Interest	15.00%	[1]
Principal Associates, Proportion of Voting Rights	15.00%	[1]
Principal Associates, Main Business	Commercial banking
Rizal Commercial Banking Corporation [Member]
Disclosure of significant investments in associates and joint ventures [line items]
Principal Associates, Country of Incorporation	Philippines
Principal Associates, Proportion of Ownership Interest	24.40%	[1]
Principal Associates, Proportion of Voting Rights	24.40%	[1]
Principal Associates, Main Business	Commercial banking
Sumitomo Mitsui Auto Service Company, Limited [member]
Disclosure of significant investments in associates and joint ventures [line items]
Principal Associates, Country of Incorporation	Japan
Principal Associates, Proportion of Ownership Interest	26.10%	[1]
Principal Associates, Proportion of Voting Rights	26.10%	[1]
Principal Associates, Main Business	Leasing
SMBC Aviation Capital Limited [member]
Disclosure of significant investments in associates and joint ventures [line items]
Principal Associates, Country of Incorporation	Ireland
Principal Associates, Proportion of Ownership Interest	32.00%	[1]
Principal Associates, Proportion of Voting Rights	32.00%	[1]
Principal Associates, Main Business	Leasing
POCKET CARD CO., LTD. [member]
Disclosure of significant investments in associates and joint ventures [line items]
Principal Associates, Country of Incorporation	Japan
Principal Associates, Proportion of Ownership Interest	20.00%	[1]
Principal Associates, Proportion of Voting Rights	20.00%	[1]
Principal Associates, Main Business	Credit card
VPBank SMBC Finance Company Limited [member]
Disclosure of significant investments in associates and joint ventures [line items]
Principal Associates, Country of Incorporation	Vietnam
Principal Associates, Proportion of Ownership Interest	49.00%	[1]
Principal Associates, Proportion of Voting Rights	49.00%	[1]
Principal Associates, Main Business	Consumer lending
SAKURA KCS Corporation [member]
Disclosure of significant investments in associates and joint ventures [line items]
Principal Associates, Country of Incorporation	Japan
Principal Associates, Proportion of Ownership Interest	29.70%	[1]
Principal Associates, Proportion of Voting Rights	29.70%	[1]
Principal Associates, Main Business	System engineering and data processing
JSOL Corporation [member]
Disclosure of significant investments in associates and joint ventures [line items]
Principal Associates, Country of Incorporation	Japan
Principal Associates, Proportion of Ownership Interest	50.00%	[1]
Principal Associates, Proportion of Voting Rights	50.00%	[1]
Principal Associates, Main Business	System development and data processing
Sakura Information Systems Co., Ltd. [member]
Disclosure of significant investments in associates and joint ventures [line items]
Principal Associates, Country of Incorporation	Japan
Principal Associates, Proportion of Ownership Interest	49.00%	[1]
Principal Associates, Proportion of Voting Rights	49.00%	[1]
Principal Associates, Main Business	System engineering and data processing
China Post & Capital Fund Management Co., Ltd. [member]
Disclosure of significant investments in associates and joint ventures [line items]
Principal Associates, Country of Incorporation	China
Principal Associates, Proportion of Ownership Interest	23.60%	[1]
Principal Associates, Proportion of Voting Rights	23.60%	[1]
Principal Associates, Main Business	Investment management, and investment advisory and agency

[1]	Percentages of proportion of ownership interest and proportion of voting rights have been truncated.